Financial risk review - Schedule of Financial Instruments (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 TZS (Tsh)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 TZS (Tsh)	Dec. 31, 2023 ZAR (R)
Financial Risk Review (Details) - Schedule of Financial Instruments [Line Items]
Prepaid expenses	$ 0						$ 842,989
Trade and other payables	$ 4,815,559						$ 8,335,464
Foreign Currency Risk
Financial Risk Review (Details) - Schedule of Financial Instruments [Line Items]
Cash in banks		£ 155,089	$ 1,236,945	€ 4,428	Tsh 105,125,420	R 36,335		£ 620,208	$ 2,587,533	€ 133,685	Tsh 1,259,494,294	R 937,684
Trade receivables			1,308,303						112,069
Prepaid expenses		155,533	249,209					134,828	238,181
Trade and other payables		£ 890,213	$ 916,527					£ 489,117	$ 743,959